GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                  COLI VUL-2 Series Account Semi-Annual Report
                    Form N-30D File Nos. 333-70963, 811-09201

The information required to be contained in this report for the period ending June 30, 2001 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

American Century Variable Portfolios
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 17, 2001
2001 Accession No. 0000814680-01-500007

Brazos Insurance Fund Small Cap Portfolio
File No. 811-09811
Form N-30D
Filed via EDGAR and accepted on September 6, 2001
2001 Accession No. 0000894189-01-500338

Dreyfus Life & Annuity Index Fund, Inc.
File No. 811-05719
Form N-30D
Filed via EDGAR and accepted on August 21, 2001
2001 Accession No. 0000846800-01-500006

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on August 28, 2001
2001 Accession No. 0000813383-01-500013

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on August 23, 2001
2001 Accession No. 0001056288-01-500158

Fidelity Variable Insurance Products II
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on August 28, 2001
2001 Accession No. 0000831016-01-500024

INVESCO Variable Investment Funds
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on August 24, 2001
2001 Accession No. 0000912744-01-500010

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 22, 2001
2001 Accession No. 0001012709-01-500619

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 28, 2001
2001 Accession No. 0000356476-01-500029

Neuberger & Berman Advisers Management Trust
Socially Responsive Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on August 22, 2001
2001 Accession No. 0001053949-01-500243

Neuberger & Berman Advisers Management Trust
MidCap Growth Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on August 22, 2001
2001 Accession No. 0001053949-01-500241

Neuberger & Berman Advisers Management Trust
Guardian Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on August 22, 2001
2001 Accession No. 0001053949-01-500245

Neuberger & Berman Advisers Management Trust
Partners Portfolio
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on August 22, 2001
2001 Accession No. 0001053949-01-500244